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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

1.   Name and address of issuer:

              The Crowley Portfolio Group, Inc.
              3201-B Millcreek Road
              Wilmington, DE 19808

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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): /X/

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3.   Investment Company Act File Number: 811-05875

     Securities Act File Number:         033-30975

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4(a). Last day of fiscal year for which this Form is filed: November 28, 2005

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4(b). / / Check box if this Form is being  filed  late  (i.e.,  more than 90 calendar  days  after  the  end of the  issuer's  fiscal  year).  (See
          Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). /X/ Check box if this is the last time the issuer  will be filing this
          Form.

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5.   Calculation of registration fee:

     (i)  Aggregate  sale  price of  securities  sold
          during  the  fiscal  year pursuant to section 24(f):                          $528,587

     (ii) Aggregate  price of  securities  redeemed  or
          repurchased  during the fiscal year:                       $17,087,957

     (iii)Aggregate price of securities redeemed or
          repurchased during any prior fiscal  year
          ending no earlier  than  October  11, 1995
          that were not previously used to reduce
          registration fees payable to the Commission:                  $314,634

     (iv) Total  available  redemption  credits [add
          Items 5(ii) and 5(iii)]:  -                                                $17,402,591

     (v)  Net sales --- if Item 5(i) is greater than
          Item 5(iv)  [subtract  Item 5(iv) from Item
          5(i)]:                                                                    ($16,874,004)

/--------------------------------------------------------------------------------/
/    (vi) Redemption  credits available for use in                               /
/         future years if Item 5(i) is less than Item                            /
/         5(iv)  [subtract / Item 5(iv) from Item 5(i)]:                         /
/         -                                                         ($16,874,004)/
/--------------------------------------------------------------------------------/

     (vii)  Multiplier for determining  registration fee (See Instruction  C.9): x     0.0001070

     (viii) Registration  fee due [multiply Item 5(v) by Item 5(vii)] (enter "0"
            if no fee is due): =                                                              $0

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6.   Prepaid Shares

     If the  response  to Item 5(i) was  determined  by  deducting  an amount of securities  that were  registered  under the  Securities Act of 1933 pursuant to rule 24e-2 as in effect  before  October  11,  1997,  then  report the amount of securities (number of shares or other units) deducted here: [Not Applicable]. If there is a number of shares or other units that were registered pursuant to rule
24e-2  remaining  unsold at the end of the  fiscal  year for which  this form is filed that are  available  for use by the issuer in future  fiscal  years,  then state that number here: [Not Applicable].

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                  +           $0

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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                                                 =            $0

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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:

                  Not applicable

                  CIK:  0000855049

      Method of Delivery:                [No Fee Due]
                                         /_/      Wire Transfer
                                         /_/      Mail or other means

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                                   SIGNATURES

This  report has been  signed  below by the  following  persons on behalf of the issuer and in the capacities and on the dates indicated.

By       (Signature and Title)*             /s/Robert A. Crowley
                                            Robert A. Crowley, President

Date     January 25, 2006

  * Please print the name and title of the signing officer below the signature.